Business combinations and capital reorganization (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 03, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Combinations And Capital Reorganization
Deemed cost of shares issued to Alpha shareholders	R$ 309,566
Plus: Fair value of Alpha Earn-Out Shares	25,388
Adjusted deemed cost of shares issued to Alpha shareholders	334,954
Less: Net assets of Alpha as of August 3, 2022	119,384
Listing Expense	R$ 215,570	R$ 215,570